Borrowings - Schedule of Repayment of Debentures and Borrowings Including the Current Liabilities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Borrowings	₩ 10,785,572	₩ 10,520,690
Borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	1,378,988	₩ 931,040
Total amounts
Disclosure of detailed information about borrowings [line items]
Borrowings	10,808,887
Total amounts | Bonds
Disclosure of detailed information about borrowings [line items]
Borrowings	8,720,089
Total amounts | Bonds | In local currency
Disclosure of detailed information about borrowings [line items]
Borrowings	5,575,000
Total amounts | Bonds | In foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	3,145,089
Total amounts | Borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	2,088,798
Total amounts | Borrowings | In local currency
Disclosure of detailed information about borrowings [line items]
Borrowings	1,984,230
Total amounts | Borrowings | In foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	104,568
Total amounts | Jan.1, 2026 ~ Dec.31 2026
Disclosure of detailed information about borrowings [line items]
Borrowings	2,500,283
Total amounts | Jan.1, 2026 ~ Dec.31 2026 | Bonds
Disclosure of detailed information about borrowings [line items]
Borrowings	1,653,960
Total amounts | Jan.1, 2026 ~ Dec.31 2026 | Bonds | In local currency
Disclosure of detailed information about borrowings [line items]
Borrowings	1,080,000
Total amounts | Jan.1, 2026 ~ Dec.31 2026 | Bonds | In foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	573,960
Total amounts | Jan.1, 2026 ~ Dec.31 2026 | Borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	846,323
Total amounts | Jan.1, 2026 ~ Dec.31 2026 | Borrowings | In local currency
Disclosure of detailed information about borrowings [line items]
Borrowings	765,582
Total amounts | Jan.1, 2026 ~ Dec.31 2026 | Borrowings | In foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	80,741
Total amounts | Jan.1, 2027 ~ Dec.31 2027
Disclosure of detailed information about borrowings [line items]
Borrowings	3,186,797
Total amounts | Jan.1, 2027 ~ Dec.31 2027 | Bonds
Disclosure of detailed information about borrowings [line items]
Borrowings	2,014,278
Total amounts | Jan.1, 2027 ~ Dec.31 2027 | Bonds | In local currency
Disclosure of detailed information about borrowings [line items]
Borrowings	1,370,000
Total amounts | Jan.1, 2027 ~ Dec.31 2027 | Bonds | In foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	644,278
Total amounts | Jan.1, 2027 ~ Dec.31 2027 | Borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	1,172,519
Total amounts | Jan.1, 2027 ~ Dec.31 2027 | Borrowings | In local currency
Disclosure of detailed information about borrowings [line items]
Borrowings	1,160,122
Total amounts | Jan.1, 2027 ~ Dec.31 2027 | Borrowings | In foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	12,397
Total amounts | Jan.1, 2028 ~ Dec.31 2028
Disclosure of detailed information about borrowings [line items]
Borrowings	2,187,721
Total amounts | Jan.1, 2028 ~ Dec.31 2028 | Bonds
Disclosure of detailed information about borrowings [line items]
Borrowings	2,150,911
Total amounts | Jan.1, 2028 ~ Dec.31 2028 | Bonds | In local currency
Disclosure of detailed information about borrowings [line items]
Borrowings	1,085,000
Total amounts | Jan.1, 2028 ~ Dec.31 2028 | Bonds | In foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	1,065,911
Total amounts | Jan.1, 2028 ~ Dec.31 2028 | Borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	36,810
Total amounts | Jan.1, 2028 ~ Dec.31 2028 | Borrowings | In local currency
Disclosure of detailed information about borrowings [line items]
Borrowings	33,000
Total amounts | Jan.1, 2028 ~ Dec.31 2028 | Borrowings | In foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	3,810
Total amounts | Jan.1, 2029 ~ Dec.31 2029
Disclosure of detailed information about borrowings [line items]
Borrowings	1,301,260
Total amounts | Jan.1, 2029 ~ Dec.31 2029 | Bonds
Disclosure of detailed information about borrowings [line items]
Borrowings	1,297,450
Total amounts | Jan.1, 2029 ~ Dec.31 2029 | Bonds | In local currency
Disclosure of detailed information about borrowings [line items]
Borrowings	580,000
Total amounts | Jan.1, 2029 ~ Dec.31 2029 | Bonds | In foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	717,450
Total amounts | Jan.1, 2029 ~ Dec.31 2029 | Borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	3,810
Total amounts | Jan.1, 2029 ~ Dec.31 2029 | Borrowings | In local currency
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Total amounts | Jan.1, 2029 ~ Dec.31 2029 | Borrowings | In foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	3,810
Total amounts | After Jan.1, 2030
Disclosure of detailed information about borrowings [line items]
Borrowings	1,632,826
Total amounts | After Jan.1, 2030 | Bonds
Disclosure of detailed information about borrowings [line items]
Borrowings	1,603,490
Total amounts | After Jan.1, 2030 | Bonds | In local currency
Disclosure of detailed information about borrowings [line items]
Borrowings	1,460,000
Total amounts | After Jan.1, 2030 | Bonds | In foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	143,490
Total amounts | After Jan.1, 2030 | Borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	29,336
Total amounts | After Jan.1, 2030 | Borrowings | In local currency
Disclosure of detailed information about borrowings [line items]
Borrowings	25,526
Total amounts | After Jan.1, 2030 | Borrowings | In foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	₩ 3,810